Digital assets and risk management, Liquidity risk (Details) $ in Thousands, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)
Liquidity Risk [Abstract]
Outstanding balance	$ 26,121		$ 40,051
Liquidity risk [member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	13,283
Liquidity risk [member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	29,885
Liquidity risk [member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	28,524
Liquidity risk [member] | Within 1 Year [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	13,283
Liquidity risk [member] | Within 1 Year [Member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	15,524
Liquidity risk [member] | Within 1 Year [Member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	6,525
Liquidity risk [member] | 1 to 2 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity risk [member] | 1 to 2 Years [Member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	14,361
Liquidity risk [member] | 1 to 2 Years [Member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	6,094
Liquidity risk [member] | 2 to 5 Years [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity risk [member] | 2 to 5 Years [Member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity risk [member] | 2 to 5 Years [Member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	11,459
Liquidity risk [member] | +5 Year [member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity risk [member] | +5 Year [member] | Loans Payable and Interest [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	0
Liquidity risk [member] | +5 Year [member] | Lease Commitments [Member]
Contractual Maturities of Financial Liabilities [Abstract]
Financial liabilities	4,446
Liquidity risk [member] | Galaxy Digital LLC [Member]
Liquidity Risk [Abstract]
Amount of revolving credit facility		$ 50.0
Outstanding balance	$ 0		$ 0